Fair Value of financial instruments- Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Letter Of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Off balance Sheet Risks Face Amount Asset	$ 24	$ 78
Commitments To Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Off balance Sheet Risks Face Amount Asset	$ 9,300	$ 8,400